UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN GLOBAL ENTREPRENEURS FUND, INC.
(Exact name of registrant as specified in charter)

8080 N. Central Expressway, Suite 210, Dallas, TX	75206
(Address of principal executive offices)	(Zip Code)

Russell Cleveland
8080 N. Central Expressway, Suite 210 LB 59
Dallas, TX 75206
(Name and address of agent for service)

Registrant’s telephone number, including area code: (214) 891-8294

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2011 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Market Value
	CONVERTIBLE BONDS – 12.42% (6)
	Data Processing and Outsourced Services – 2.99%
$569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011	$569,000	$369,850

	Electrical Components and Equipment – 5.15%
$1,000,000	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1)	1,000,000	637,535

	Internet Software and Services – 2.02%
$500,000	iLinc Communications, Inc. 12% Maturity March 29, 2012	500,000	250,000

	Oil and Gas Exploration and Production – 2.26%
$1,000,000	PetroHunter Energy Corporation 8.5% Maturity	1,000,000	280,000
	November 5, 2012
	Total Unaffiliated Convertible Bonds	$3,069,000	$1,537,385

	COMMON EQUITIES – 77.10% (3)(6)
	Advertising – 1.48%
100,000	SearchMedia Holdings Ltd (3)(5)	780,994	183,000

	Application Software – 6.55%
428,647	SinoHub, Inc. (3)(5)	1,038,180	810,143

	Biotechnology – 1.08%
1,335,714	Hemobiotech (3)	1,360,117	133,571

	Business Process Outsourcing – 0.64%
18,349	Business Process Outsourcing, Ltd. (1)(3)	20,000	79,268

	Communications Equipment – 13.05%
200,000	COGO Group, Inc. (3)(5)	836,019	1,614,000

	Computer Programming Services – 1.67%
100,000	Kingtone Wirelessinfo Solution Holding (3)	400,000	206,000

	Consumer Electronics – 1.40%
166,667	Aurasound, Inc. (3)	1,000,000	173,334

	Consumer Finance – 3.42%
953,333	Global Axcess Corporation (3)	1,261,666	423,280

	Diversified Commercial and Professional Services – 4.53%
2,687,500	Murdoch Security & Investigations, Inc. (1)(3)	1,250,000	559,896

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2011 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Market Value
	COMMON EQUITIES (continued)
	Electronic Equipment and Instruments – 5.64%
58,500	Hollysys Automation Technologies Ltd (3)(5)	$449,957	$698,250

	Healthcare Equipment – 12.59%
502,500	Bovie Medical Corporation (3)(5)	972,922	1,557,750

	Healthcare Facilities – 13.34%
625,000	PHC, Inc. (3)(5)	642,500	1,650,000

	Internet Software and Services – 6.53%
90,000	Points International, Ltd. (3)(5)	492,000	807,300

	Oil and Gas Exploration and Production – 0.18%
808,445	PetroHunter Energy Corporation (3)	101,056	22,636

	Packaged Food and Meats – 1.77%
49,650	SkyPeople Fruit Juice Inc. New (3)(5)	148,950	218,957

	Pharmaceutical – 1.12%
24,000	Skystar Bio-Pharmaceutical Company (3)	155,760	138,000

	Retail Drug Stores and Proprietary Stores – 2.11%
100,000	China Jo-Jo Drugstores Inc. (3)	500,000	261,000

	Total Unaffiliated Common Equities	11,410,121	9,536,385

	MISCELLANEOUS SECURITIES – 0.73% (3)(6)
	Consumer Electronics – 0.73%
166,667	Aurasound Inc. warrant to buy (2)(3)(7)	0.00	90,000
	Total Unaffiliated Miscellaneous Securities	0.00	90,000

	TOTAL UNAFFILIATED INVESTMENTS	$14,479,121	$11,163,770

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$3,192,2388
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	($6,507,5888)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	($3,315,3500)
Aggregate Cost of All Unaffiliated Securities for Income Tax Purposes	$14,479,1211

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2011 (unaudited)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Market Value
	OTHER SECURITIES – 0.008% (2)(3)(6)
	CONVERTIBLE PREFERRED EQUITIES
	Business Process Outsourcing – 0.00%
1,685,887	BPO Management Services, Inc. Preferred B (2)(3)	$2,000,000	$0

	Electronic Equipment and Instruments – 0.008%
3,750	Integrated Security Systems, Inc. Preferred D (2)(3)(10)	75,000	937

	Total Affiliated Other Securities	2,075,000	937

	COMMON EQUITIES – 16.01% (2)(3)(6)
	Electronic Equipment and Instruments – 9.01%
1,113,793	Integrated Security Systems, Inc. (2)(3)(10)	9,056,721	1,113,793

372,420	Managed Healthcare – 6.62%
	Access Plans Inc. (2)(3)	2,209,925	819,324

	Systems Software – 0.38%
43,659,545	CMSF Corp. (formerly CaminoSoft Corp.) (2)(3)(4)(10)	5,696,853	47,412
	Total Affiliated Common Equities	16,963,499	1,980,529

	MISCELLANEOUS SECURITIES – 0.04% (2)(3)(6)
	Managed Healthcare – 0.04%
2,234	Access Plans Inc., options to buy (2)(3)(8)	0.00	3,016
1,492	Access Plans Inc., options to buy (2)(3)(9)	0.00	1,895
	Total Affiliated Miscellaneous Securities	0.00	4,911

	TOTAL AFFILIATED INVESTMENTS	19,038,499	1,986,377
	TOTAL UNAFFILIATED INVESTMENTS	14,479,121	11,163,770
	TOTAL INVESTMENTS	$33,517,620	$13,150,147
	OTHER ASSETS AND LIABILITIES		(779,279)
	TOTAL NET ASSETS		$12,370,868

RENN Global Entrepreneurs Fund, Inc.
First Quarter Report
March 31, 2011 (unaudited)

INFORMATION REGARDING AFFILIATED/RESTRICTED SECURITIES (2)(3)(6)

					% of
	Date(s)	Cost at	Cost at	Fair Value	Net
Affiliated /Restricted Security(2)(3)	Acquired	12/31/10	3/31/11	3/31/11	Assets
Access Plans Inc. (2)(3)	8/31/01
Common Equity (3)	to 3/25/11	$2,206,493	$2,209,925	$819,324	6.62%
Options to buy @ $0.85 Access Plans Inc. (2)(3)(8)	4/1/09	0.00	0.00	3,016	0.02
Options to buy @ $0.93 Access Plans Inc. (2)(3)(9)	8/2/10	0.00	0.00	1,895	0.02
BPO Management Services, Inc.	6/12/07
Preferred B Equity (2)(3)	to 12/31/08	2,000,000	2,000,000	0.00	0.00
Total Affiliated /Restricted Securities		$4,206,493	$4,209,925	$824,235	6.66%

INFORMATION REGARDING CONTROLLED AFFILIATED/RESTRICTED SECURITIES (10)

					% of
	Date(s)	Cost at	Cost at	Fair Value	Net
Controlled Affiliated /Restricted Security (2)(3)(10)	Acquired	12/31/10	3/31/11	3/31/11	Assets
CMSF Corp. (2)(3)(4)(10)	9/23/94 to
Common Equity	3/31/11	$5,677,610	$5,696,853	$47,412	0.38
Integrated Security Systems, Inc. (2)(3)(10)
Preferred D Equity	10/13/99	75,000	75,000	937.01
Integrated Security Systems, Inc. (2)(3)(10)	12/31/96
Common Equity	to 12/31/10	9,056,721	9,056,721	1,113,791	9.01
Total Controlled Affiliated /Restricted Securities		$14,809,331	$14,828,574	$1,162,140	9.40%

(1)	Securities in a privately owned company.
(2)	Affiliated securities due to the Fund having a director on issuer’s board and/or number of shares owned by the Fund.
(3)	Non-Income-Producing.
(4)
The Fund purchased 1,924,493 shares of CMSF common at a cost of $19,243 in the three months ended March 31, 2011.  Security exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2011 the aggregate value of the restricted securities was $45,873 representing 0.037% of net assets.  These shares were purchased in numerous transactions between April 10, 2009 and March 31, 2011.  These shares have discounts ranging from 0% to 14.7%.  The Fund owns 153,986 shares of CMSF Corporation which are not restricted.  At December 31, 2010 the aggregate value of the unrestricted securities was $1,507 representing 0.02% of net assets.

(5)	These securities or a portion of these securities are pledged as collateral against the due-to-broker balance (margin loan).
(6)	Percentage is calculated as a percentage of net assets.
(7)	These warrants represent the ability to purchase 166,667 shares of common stock of AuraSound, Inc. at $0.50 per share. These warrants expire on 6/12/2014.
(8)
These options represent the ability to purchase 2,234 shares of common stock of Access Plans Inc. at $0.85 per share.  These options were issued as compensation to Russell Cleveland for service as a Director of Access Plans Inc.  Mr. Cleveland disclaims any beneficial ownership.  These options will expire 3 months after he ceases to be on the Board of Directors.

(9)
These options represent the ability to purchase 1,492 shares of common stock of Access Plans, Inc. at $0.93 per share.  These options were issued as compensation for the services to Russell Cleveland as a Director of Access Plans Inc.  Mr. Cleveland disclaims any beneficial ownership.  These options expire 8/2/2015.

(10)	Controlled due to the number of shares owned by the Fund (and/or affiliated funds).

RENN Global Entrepreneurs Fund, Inc.
First Quarter Report
March 31, 2011 (unaudited)

Fair Value Measurements

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by the RENN Capital Group, Inc., subject to the approval of the Fund’s Board of Directors.  The convertible debt securities held by the Fund generally have maturities between five and seven years and are convertible (at the discretion of the Fund) into the common stock of the issuer at a set conversion price.  The common stock underlying these securities is generally unregistered and thinly-to-moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.  Interest on the convertible securities is generally payable quarterly.  The convertible debt securities generally contain embedded call options giving the issuer the right to call the underlying issue.  In these instances, the Fund has the right of redemption or conversion.  The embedded call option will generally not vest until certain conditions are achieved by the issuer.  Such conditions may require that minimum thresholds be met relating to the market price of underlying common stock, liquidity, and other factors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which, the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Convertible Bonds	$ 0	$ 369,850	$1,167,535	$1,537,385
Convertible Preferred Equities	0	937	0	937
Common stock	9,543,211	1,752,957	220,746	11,516,914
Miscellaneous Securities	0	4,911	90,000	94,911
Total Investments	$ 9,543,211	$2,128,655	$1,478,281	$13,150,147

The Fund classifies all assets in Level 1, 2 and 3 and makes the appropriate changes at the end of each period.  The Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning Balance – January 1, 2011	$ 1,887,332
Purchase of Securities	0
Transfers into Level 3	637,535
Transfers out of Level 3	(1,137,366)
Changes in unrealized gain or loss	90,780
Ending Balance – March 31, 2011	$ 1,478,281

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year.  The transfers into Level 3 and out of Level 3 identified above were due to changes in the observability of the inputs used by the Fund to estimate the fair value of certain securities.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
1 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  RENN Global Entrepreneurs Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	May 31, 2011

By:	/s/ Barbe Butschek
Barbe Butschek
Chief Financial Officer
Date:	May 31, 2011